Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2013
Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) [Abstract]
Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only)

21.  Condensed Financial Statements of Unity Bancorp, Inc.

(Parent Company Only)

Balance Sheets
(In thousands)	December 31, 2013	December 31, 2012
ASSETS
Cash and cash equivalents	$724	$11,869
Securities available for sale	166	105
Capital note due from Bank	8,500	8,500
Investment in subsidiaries	62,814	72,213
Other assets	493	476
Total assets	$72,697	$93,163
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	$59	$188
Subordinated debentures	15,465	15,465
Shareholders' equity	57,173	77,510
Total liabilities and shareholders' equity	$72,697	$93,163

Statements of Income	For the years ended December 31,
(In thousands)	2013	2012
Total interest income	$761	$761
Total interest expense	287	345
Net interest income	474	416
Gains on sales of securities	3	-
Other expenses	22	19
Income before provision for income taxes and equity in undistributed net income of subsidiary	455	397
Provision for income taxes	116	136
Income before equity in undistributed net income of subsidiary	339	261
Equity in undistributed net income of subsidiary	4,776	3,983
Net income	5,115	4,244
Preferred stock dividends and discount accretion	988	1,602
Income available to common shareholders	$4,127	$2,642

Statements of Cash Flows	For the years ended December 31,
(In thousands)	2013	2012
OPERATING ACTIVITIES
Net income	$5,115	$4,244
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(4,776)	(3,983)
Gains on sales of securities	(3)	-
Net change in other assets and other liabilities	(22)	(8)
Net cash provided by operating activities	314	253
INVESTING ACTIVITIES
Purchases of securities	(100)	-
Proceeds from sales of securities	63	-
Net cash used in investing activities	(37)	-
FINANCING ACTIVITIES
Redemption of perpetual preferred stock from U.S. Treasury	(20,649)	-
Repurchase of warrant from U.S. Treasury	(2,707)	-
Proceeds from exercise of stock options	-	173
Cash dividends paid on preferred stock	(585)	(1,032)
Cash dividends paid on common stock	(188)	-
Dividend from Bank	12,707	9,000
Net cash provided by (used in) financing activities	(11,422)	8,141
Increase in cash and cash equivalents	(11,145)	8,394
Cash and cash equivalents, beginning of year	11,869	3,475
Cash and cash equivalents, end of year	$724	$11,869
SUPPLEMENTAL DISCLOSURES
Interest paid	$287	$362